FINANCIAL INSTRUMENTS - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total U.S. dollar denominated floating rate debt	$ 1,553,905	$ 1,524,995
Total U.S. dollar denominated fixed rate debt	120,000	186,000
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,223	66,484
Restricted cash	3,153	1,420
Total U.S. dollar denominated floating rate debt	1,553,928	1,525,028
Total U.S. dollar denominated fixed rate debt	146,225	212,696
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,223	66,484
Restricted cash	3,153	1,420
Total U.S. dollar denominated floating rate debt	0	0
Total U.S. dollar denominated fixed rate debt	0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total U.S. dollar denominated floating rate debt	1,553,928	1,525,028
Total U.S. dollar denominated fixed rate debt	7,329	7,631
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total U.S. dollar denominated floating rate debt	0	0
Total U.S. dollar denominated fixed rate debt	138,896	205,065
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,223	66,484
Restricted cash	3,153	1,420
Total U.S. dollar denominated floating rate debt	1,553,928	1,525,028
Total U.S. dollar denominated fixed rate debt	147,413	215,524
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,223	66,484
Restricted cash	3,153	1,420
Total U.S. dollar denominated floating rate debt	1,553,928	1,525,028
Total U.S. dollar denominated fixed rate debt	$ 146,225	$ 212,696